Payables - Summary of Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade and other payables	$ 2,075	$ 1,655
Interest payable	110	69
Total payables	$ 2,185	$ 1,724